PRIOR YEAR ADJUSTMENT (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF PRIOR PERIOD ADJUSTMENTS
	For the year ended December 2019
	As previously stated	Prior year adjustment	As restated
Cost of Revenue	$330,091	209,190	539,281
General and administrative expenses	$1,394,163	(209,190)	1,184,973